Cash distributions and earnings per unit (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	4 Months Ended		6 Months Ended		7 Months Ended
	Jan. 31, 2022	Apr. 30, 2023	Apr. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jul. 31, 2023
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Description of the distribution amount per unit for all classes of units				The first 98% of the quarterly distribution is paid to all common unitholders. The incentive distributions rights (held by Navios GP L.L.C.) apply only after a minimum quarterly distribution of $6.0375 per unit.
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				1,001	42,916
Quarterly Cash Distribution [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit	$ 0.05	$ 0.05	$ 0.05	$ 0.05		$ 0.05
Distribution Made to Limited Partner, Distribution Date	Feb. 11, 2022	May 12, 2023	May 12, 2022	Feb. 14, 2023		Aug. 11, 2023
Distribution Made to Limited Partner, Date of Record	Feb. 09, 2022	May 09, 2023	May 09, 2022	Feb. 10, 2023		Aug. 08, 2023
Distribution Made to Limited Partner, Cash Distributions Paid	$ 1,541	$ 1,540	$ 1,541	$ 1,540		$ 1,540